INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of income tax expense/ (benefit)

	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax	370,946	77,274	85,198
Deferred tax	(131,718)	(157,885)	84,991
Total	239,228	(80,611)	170,189

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income before provision for income taxes	1,397,019	(773,359)	1,203,173
Statutory tax rate in the PRC	25%	25%	25%
Income tax expenses / (benefits) at statutory tax rate	349,255	(193,340)	300,793
Non-deductible expenses	22,077	9,126	12,663
Research and development super deduction	(10,820)	(5,460)	(8,508)
Effect of income not taxable	(12,786)	—	(24,604)
Effect of tax holiday and preferential tax rate	(126,577)	(178,938)	(132,485)
Adjustment on current income tax of the prior periods	(384)	6	(5,614)
Effect of different tax rates of subsidiaries operating in other jurisdictions	14,518	13,641	28,072
Effect of reversal of withholding income tax	—	(20,000)	—
Debt relief income (i)	1,286,791	—	—
Utilization of tax losses from the prior period (i)	(1,452,828)	—	—
Change in valuation allowance	169,982	294,354	(128)
Income tax expenses/ (benefits)	239,228	(80,611)	170,189

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(126,577)	(178,938)	(132,485)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.6834)	(0.9924)	(0.7838)
- Diluted	(0.6786)	(0.9924)	(0.7766)
(i)	As discussed in Note 1, Zhuoyue unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses, which resulted in an increase of income tax expenses amounting to RMB1,287 million. The carried over accumulated loss from prior periods were utilized during the year and resulted in a decrease of income tax expenses amounting to RMB1,453 million.

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Deferred revenue	12,725	3,095
Refund liabilities	1,627	860
Accrued expenses and other liabilities	22,557	18,068
Fair value changes	18,114	17,794
Allowance for uncollectible receivables	107,994	113,638
Amortization difference of long-term assets	19,841	13,601
Accumulated losses carry over	32,683	—
Valuation allowance (i)	(39,516)	(38,050)
Total	176,025	129,006

Deferred tax liabilities:
Contract assets, net	167,949	224,086
Contract cost	21,110	2,944
Intangible assets	8,962	7,123
Total	198,021	234,153

Net deferred tax liabilities	(21,996)	(105,147)
(i)	A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB39,516 and RMB38,050 for the years ended December 31, 2020 and 2021, respectively.